Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue
Deferred Revenue

17. Deferred Revenue

The following table includes a rollforward of the deferred revenue balance for each year presented:

	For the Year Ended December 31,
	2024	2025
Deferred revenue—at beginning of the year	2,337,761	2,117,020
Additions	142,727,719	110,110,409
Recognition	(142,948,460)	(109,981,266)
Deferred revenue—at end of the year	2,117,020	2,246,163
Including: Deferred revenue, current	1,396,489	1,621,429
Deferred revenue, non‑current	720,531	624,734

Deferred revenue represents contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from undelivered vehicles, customer loyalty points offered in connection with the purchase of our vehicles, uninstalled charging stalls and other performance obligations identified in the vehicle sales contracts. As of December 31, 2024, the Group’s total deferred revenue was RMB2,117,020, of which RMB1,329,560 was recognized as revenues for the year ended December 31, 2025. Of the total deferred revenue balance as of December 31, 2025, RMB1,621,429 is expected to be recognized in the next 12 months. The remaining balance of RMB624,734 will be recognized at the time of transfer of control of the product and services or over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation.